MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS
MAJOR CUSTOMERS

21. MAJOR CUSTOMERS

           Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31
	2012	2013	2014
	$	$	$
Company A	—	196,538,334	218,631,492

           The accounts receivable from the three customers with the largest receivable balances represents 9%, 8% and 5% of the balance of the account at December 31, 2014, and 15%, 7% and 6% of the balance of the account at December 31, 2013, respectively. The balance from the customer with the largest receivable balance is $35,569,229 and $42,655,751 as of December 31, 2014 and at December 31, 2013 respectively.